REVENUE (Tables)	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
Schedule of revenue by type

	For the three months ended June 30		For the six months ended June 30
	2022	2021	2022	2021
Gold sales
Spot market sales	$2,524	$2,524	$4,950	$5,139
Concentrate sales	77	63	158	92
Provisional pricing adjustments	(4)	2	—	(1)
	$2,597	$2,589	$5,108	$5,230
Copper sales
Concentrate sales	$263	$234	$534	$445
Provisional pricing adjustments	(52)	—	(36)	45
	$211	$234	$498	$490
Other sales[1]	51	70	106	129
Total	$2,859	$2,893	$5,712	$5,849
1Revenues include the sale of by-products for our gold and copper mines